Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues
Sales of grains	R$ 99,875	R$ 71,272	R$ 62,878
Sales of sugarcane	142,037	75,986	85,916
Revenue from cattle raising	4,115
Lease	6,592	2,820	2,260
Other revenues	132	2,227	4,347
Gross operating revenue	252,751	152,305	155,401
Sales deductions
Taxes on sales	(1,913)	(1,314)	(8,273)
Net revenue	R$ 244,278	R$ 146,911	R$ 147,128